Inventories	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consisted of the following:

	September 30, 2023	September 30, 2022
Raw materials	$2,618,406	$3,274,744
Work-in-progress	1,613,781	1,399,074
Finished goods	820,949	2,050,597
Inventories	$5,053,136	$6,724,415

Included in inventory amount is an inventory written down for slow moving items, consisting of raw materials of $901,963 and $803,413, finished goods of $29,885 and $42,775, work-in-progress of $28,861 and $51,321 as of September 30, 2023 and 2022, respectively.